Derivatives - Summary Of The Nominal Amount And The Average Interest And Currency Rate Of Hedging Instrument (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) EUR (€) KRW (₩)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 CAD ($)
Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		870,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		0
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		870,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		0
Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		100,000,000
Foreign currencies translation risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		0
Foreign currencies translation risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		100,000,000
Foreign currencies translation risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		0
Foreign currencies translation risk | Currency swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €		194,780,000
Foreign currencies translation risk | Currency swap | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €		0
Foreign currencies translation risk | Currency swap | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €		194,780,000
Foreign currencies translation risk | Currency swap | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €		0
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	2,650,000,000	2,675,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.47% receipt and (C.SOFR) + 1.06% paid	Fixed 3.47% receipt and (C.SOFR) + 1.06% paid
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	550,000,000	25,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	2,100,000,000	2,650,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
For fair value hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	290,000	155,000	290,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.94% receipt and CD 3M + 0.01% paid	Fixed 4.52% receipt and CD 3M + 0.02% paid
For fair value hedging | Interest rate risk | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		0	0
For fair value hedging | Interest rate risk | Interest rate swap | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩			0
For fair value hedging | Interest rate risk | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		155,000	290,000
For fair value hedging | Foreign currencies translation risk | Currency forward | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	479,859,358
Description of average rate of currency risk hedging instrument	USD/KRW = 1,326.88
For fair value hedging | Foreign currencies translation risk | Currency forward | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	414,314,566
For fair value hedging | Foreign currencies translation risk | Currency forward | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	65,544,792
For fair value hedging | Foreign currencies translation risk | Currency forward | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0
For fair value hedging | Foreign currencies translation risk | Currency forward | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	235,764,330				235,764,330
Description of average rate of currency risk hedging instrument	AUD/KRW = 874.06
For fair value hedging | Foreign currencies translation risk | Currency forward | AUD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					109,214,330
For fair value hedging | Foreign currencies translation risk | Currency forward | AUD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					126,550,000
For fair value hedging | Foreign currencies translation risk | Currency forward | AUD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					0
For fair value hedging | Foreign currencies translation risk | Currency forward | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	72,961,301			72,961,301
Description of average rate of currency risk hedging instrument	EUR/KRW = 1,498.43
For fair value hedging | Foreign currencies translation risk | Currency forward | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				0
For fair value hedging | Foreign currencies translation risk | Currency forward | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				72,961,301
For fair value hedging | Foreign currencies translation risk | Currency forward | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				0
For fair value hedging | Foreign currencies translation risk | Currency forward | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	15,700,000					15,700,000
Description of average rate of currency risk hedging instrument	GBP/KRW = 1,854.71
For fair value hedging | Foreign currencies translation risk | Currency forward | GBP | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | £						15,700,000
For fair value hedging | Foreign currencies translation risk | Currency forward | GBP | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | £						0
For fair value hedging | Foreign currencies translation risk | Currency forward | GBP | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | £						0
For fair value hedging | Foreign currencies translation risk | Currency forward | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Description of average rate of currency risk hedging instrument	USD/KRW = 1,373.60
For fair value hedging | Foreign currencies translation risk | Currency forward | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Description of average rate of currency risk hedging instrument	AUD/KRW = 864.44
For cash flow hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	60,000	140,000	60,000
Description of average rate of interest rate risk hedging instrument	KRW CD+0.37% receipt, KRW 2.75% paid	KRW CMS 5Y+0.46% receipt, 3.65% paid
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		140,000	0
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		0	60,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		0	0
For cash flow hedging | Interest rate risk | Interest Forward | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	320,000,000
Description of average rate of interest rate risk hedging instrument	YTM 5.14%, YTM 5.20%, USD/KRW = 1,373.23
For cash flow hedging | Interest rate risk | Interest Forward | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0
For cash flow hedging | Interest rate risk | Interest Forward | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	320,000,000
For cash flow hedging | Interest rate risk | Interest Forward | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0
For cash flow hedging | Interest rate risk | Interest Forward | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩			2,010,000
Description of average rate of interest rate risk hedging instrument	YTM 2.91%, YTM 1.42%
For cash flow hedging | Interest rate risk | Interest Forward | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩			1,630,000
For cash flow hedging | Interest rate risk | Interest Forward | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩			380,000
For cash flow hedging | Interest rate risk | Interest Forward | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩			0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Description of average rate of currency risk hedging instrument	EUR 3.03% paid, KRW 3.18% receipt, EUR/KRW = 1,619.42
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	806,833,334	870,000,000
Description of average rate of currency risk hedging instrument	USD 0% receipt, KRW 0% paid, USD/KRW = 0 USD 1M SOFR + 0% receipt, KRW 0% paid, USD/KRW = 0	USD 1M SOFR+0.93% receipt, KRW 3.79% paid, USD/KRW = 1,344.45
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	336,333,334
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	470,500,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	80,000,000				80,000,000
Description of average rate of currency risk hedging instrument	AUD 3.11% paid, KRW 1.55% receipt, AUD/KRW = 952.20
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | AUD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					80,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | AUD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | AUD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	166,900,000			166,900,000
Description of average rate of currency risk hedging instrument	USD/KRW = 1,402.05, USD/KRW = 1,355.00
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				52,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				114,900,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	5,000,000,000							5,000,000,000
Description of average rate of currency risk hedging instrument	JPY 3.20% paid, KRW 4.45% receipt, JPY/KRW = 946.53
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | JPY | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ¥								0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | JPY | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ¥								0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | JPY | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ¥								5,000,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | SEK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	599,000,000						599,000,000
Description of average rate of currency risk hedging instrument	SEK 1.88% paid, KRW 2.01% receipt, SEK/KRW = 140.55
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | SEK | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | kr							380,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | SEK | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | kr							219,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | SEK | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | kr							0
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	657,884,000	100,000,000
Description of average rate of currency risk hedging instrument	USD 1.75% receipt, KRW 1.63% paid,USD 2.50% receipt, KRW 3.76% paid,USD/KRW = 1,138.50USD/KRW = 1,404.97	USD 1.75% receipt, KRW 1.63% paid, USD/KRW = 1,138.50
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	130,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	527,884,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0
For cash flow hedging | Foreign currencies translation risk | Currency swap | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	215,000,000				215,000,000
Description of average rate of currency risk hedging instrument	AUD 3.58% receipt, KRW 4.96% paid, AUD/KRW = 902.70
For cash flow hedging | Foreign currencies translation risk | Currency swap | AUD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					15,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | AUD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					200,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | AUD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					0
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	1,206,780,000	194,780,000		1,206,780,000
Description of average rate of currency risk hedging instrument	EUR 1.98% receipt, KRW 3.40% paid,EUR 3.21% receipt, KRW 3.14% paid, EUR/KRW = 1,344.08EUR/KRW = 1,644.48	EUR 1.98% receipt, KRW 3.40% paid, EUR/KRW = 1,344.08
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				194,780,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				1,012,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				0
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	65,000,000,000							65,000,000,000
Description of average rate of currency risk hedging instrument	JPY 4.46% receipt, KRW 3.10% paid, JPY/KRW = 9.42
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ¥								0
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ¥								21,500,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ¥								43,500,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	40,000,000								40,000,000
Description of average rate of currency risk hedging instrument	CAD 4.46% receipt, KRW 4.60% paid, CAD/KRW = 1,062.00
For cash flow hedging | Foreign currencies translation risk | Currency swap | CAD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument									0
For cash flow hedging | Foreign currencies translation risk | Currency swap | CAD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument									40,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | CAD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument									0
For cash flow hedging | Foreign currencies translation risk | Currency forward | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	1,698,449,733
Description of average rate of currency risk hedging instrument	USD/KRW = 1,343.49
For cash flow hedging | Foreign currencies translation risk | Currency forward | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	998,071,601
For cash flow hedging | Foreign currencies translation risk | Currency forward | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	700,378,132
For cash flow hedging | Foreign currencies translation risk | Currency forward | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0
For cash flow hedging | Foreign currencies translation risk | Currency forward | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	259,970,000				259,970,000
Description of average rate of currency risk hedging instrument	AUD/KRW = 863.03
For cash flow hedging | Foreign currencies translation risk | Currency forward | AUD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					99,970,000
For cash flow hedging | Foreign currencies translation risk | Currency forward | AUD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					160,000,000
For cash flow hedging | Foreign currencies translation risk | Currency forward | AUD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument					0
For cash flow hedging | Foreign currencies translation risk | Currency forward | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	607,322,500			607,322,500
Description of average rate of currency risk hedging instrument	EUR/KRW = 1,539.86
For cash flow hedging | Foreign currencies translation risk | Currency forward | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				374,850,500
For cash flow hedging | Foreign currencies translation risk | Currency forward | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				232,472,000
For cash flow hedging | Foreign currencies translation risk | Currency forward | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €				0
Hedges of net investment in foreign operations | Exchange risk | Foreign currency denominated debentures (KRWUSD)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Description of average rate of currency risk hedging instrument	USD/KRW = 1,421.88
Hedges of net investment in foreign operations | Exchange risk | Foreign currency denominated debentures (KRWUSD) | KRW/USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Description of average rate of currency risk hedging instrument		USD/KRW = 1,363.09
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	863,959,317	863,959,317
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	191,568,880
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	863,959,317	672,390,437
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0